Income Taxes (Details)	3 Months Ended
Dec. 31, 2025 USD ($)
Income Taxes
Federal net operating loss carryforwards	$ 145,000
Federal net operating loss carryforwards, tax effected value	30,530
Income tax payments	0
Unrecognized tax benefits	0
Interest and penalties	$ 0